      As filed with the Securities and Exchange Commission on February 13, 2007
                                             1933 Act Registration No. 33-70742
                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 25 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 27 /X/

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Robert A. Robertson, Esq.
                                   Dechert LLP
                              4675 MacArthur Court
                                   Suite 1400
                             Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on March 15, 2007, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _________________, pursuant to paragraph (a)(1) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(2)
/ /  on _________________, pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment to the Registration Statement on Form N-1A is
being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. The information contained in the Registrant's Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 21 filed on December 1, 2006.

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                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 13th day of February, 2007.

                                       LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


                                       By: /s/ Kelly D. Clevenger
                                           ------------------------
                                           Kelly D. Clevenger
                                           President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in their capacities indicated on February 13, 2007.


Signature                           Title


 /s/ Kelly D. Clevenger             Chairman of the Board, President and Trustee
------------------------            (Principal Executive Officer)
Kelly D. Clevenger


* /s/ William P. Flory, Jr.         Chief Accounting Officer
------------------------            (Principal Accounting Officer and
William P. Flory, Jr.               (Principal Financial Officer)


* /s/ Nancy L. Frisby               Trustee
-----------------------
Nancy L. Frisby


* /s/ Gary D. Lemon                 Trustee
-----------------------
Gary D. Lemon


* /s/ Kenneth G. Stella             Trustee
-----------------------
Kenneth G. Stella


* /s/ David H. Windley              Trustee
-----------------------
David H. Windley


*By  /s/ Cynthia A. Rose          ,  Attorney-in-Fact
     ----------------------------
     Cynthia A. Rose